INVENTORIES, NET (Tables)	6 Months Ended
Jun. 30, 2021
Inventory Disclosure [Abstract]
Schedule of Inventory, Net
	June 30,	December 31,
	2021	2020
	$	$
Raw materials, parts and supplies	1,558	1,256
Finished products	2,009	1,148

	3,567	2,404